Related Parties (Details Textual) (USD $)	3 Months Ended		12 Months Ended				0 Months Ended	1 Months Ended	3 Months Ended		18 Months Ended						7 Months Ended			5 Months Ended		16 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended				0 Months Ended				12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Nov. 05, 2013	Sep. 13, 2012	Feb. 04, 2014 Forward Investment LLC [Member]	Mar. 28, 2014 Forward Investment LLC [Member]	Mar. 31, 2014 Forward Investment LLC [Member]	Dec. 31, 2013 Forward Investment LLC [Member]	Dec. 31, 2012 Series B Preferred Stock Financing [Member]	Dec. 31, 2012 Series B Preferred Stock Financing [Member] Mark Munro, Chief Executive Officer [Member]	Dec. 31, 2012 Series B Preferred Stock Financing [Member] Mark Durfee, Director [Member]	Dec. 31, 2012 Series B Preferred Stock Financing [Member] Charles Miller, Director [Member]	Dec. 31, 2012 Series B Preferred Stock Financing [Member] Forward Investment LLC [Member]	Dec. 31, 2012 Series B Preferred Stock Financing [Member] Mark Munro 1996 Charitable Trust [Member]	Jul. 31, 2012 Series C Preferred Stock Financing [Member]	Jul. 31, 2012 Series C Preferred Stock Financing [Member] Mark Munro, Chief Executive Officer [Member]	Jul. 31, 2012 Series C Preferred Stock Financing [Member] Neal Oristano, Director [Member]	Jan. 31, 2013 Series E Preferred Stock Financing [Member]	Jan. 31, 2013 Series E Preferred Stock Financing [Member] Charles K. Miller, Director [Member]	Dec. 31, 2012 Series E Preferred Stock Financing [Member] Charles K. Miller, Director [Member]	Mar. 31, 2014 Promissory note 1 [Member]	Mar. 31, 2014 Promissory note 1 [Member] Mark Munro 1996 Charitable Trust [Member]	Dec. 31, 2013 Promissory note 1 [Member] Mark Munro 1996 Charitable Trust [Member]	Mar. 31, 2014 Promissory note 4 [Member] Mark Munro, Chief Executive Officer [Member]	Dec. 31, 2013 Promissory note 4 [Member] Mark Munro, Chief Executive Officer [Member]	Mar. 31, 2014 Promissory note 6 [Member] Forward Investment LLC [Member]	Dec. 31, 2013 Promissory note 6 [Member] Forward Investment LLC [Member]	Mar. 31, 2014 Promissory note 7 [Member] Forward Investment LLC [Member]	Dec. 31, 2013 Promissory note 7 [Member] Forward Investment LLC [Member]	Mar. 31, 2014 Cama Plan Fbo Mark Munro Ira [Member] Promissory note 2 [Member]	Dec. 31, 2013 Cama Plan Fbo Mark Munro Ira [Member] Promissory note 2 [Member]	Mar. 31, 2014 Third Avenue Corp [Member] Promissory note 3 [Member]	Dec. 31, 2013 Third Avenue Corp [Member] Promissory note 3 [Member]	Mar. 31, 2014 Pascack Road Llc [Member] Promissory note 5 [Member]	Dec. 31, 2013 Pascack Road Llc [Member] Promissory note 5 [Member]	Sep. 13, 2012 Digital Comm, Inc. [Member]	Mar. 31, 2014 Owner Of Ipc Unsecured [Member]	Dec. 31, 2013 Owner Of Ipc Unsecured [Member]	Jan. 01, 2014 MMD Genesis LLC [Member]	Jul. 05, 2011 MMD Genesis LLC [Member] Master Funding Agreement [Member]	Dec. 31, 2013 MMD Genesis LLC [Member] Master Funding Agreement [Member]	Dec. 31, 2012 MMD Genesis LLC [Member] Master Funding Agreement [Member]	Dec. 31, 2013 Former Owner Of Tropical [Member]
Related Parties (Textual)
Maturity date of notes							Jun. 30, 2015	Jun. 30, 2015															Jun. 30, 2013	Mar. 31, 2016	Mar. 31, 2016	Mar. 31, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2015	Mar. 31, 2016	Mar. 31, 2016	Mar. 31, 2016	Mar. 31, 2016	Mar. 31, 2016	Mar. 31, 2016					Jun. 30, 2014			Nov. 30, 2016
Loans from related parties	$ 10,685,000		$ 4,136,301	$ 475,096					$ 863,000																																		$ 3,925,000	$ 350,000
Monthly interest rate on promissory note																																										2.50%			9.75%
Monthly interest payment on promissory note																																													1,007
Interest rate							10.00%	10.00%															30.00%	12.00%	12.00%	12.00%	12.00%	10.00%	10.00%	2.00%	2.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%		15.00%	15.00%
Percentage of outstanding shares of common stock sold															5.00%	5.00%																						60.00%				5.00%
Original principal amount of debt instrument						125,000																		275,000	275,000	737,000	737,000	650,000	650,000	2,825,000	2,825,000	347,000	346,904	375,000	375,000	1,575,000	1,575,000				3,925,000
Sale of stock to accredited investors											37,500	7,902	12,564	263	13,615	1,051	1,500	75	50	2,725	25	25
Sale of stock to accredited investors value											2,216,760	469,460	725,000	25,000	825,000	100,000	1,500,000	75,000	50,000	2,725,000	25,000	25,000
Stock price per share					$ 4.00												$ 1,000			$ 1,000
Interest expense associated with related-party notes	279,000	31,000	1,046,280	83,609
Accrued Interest																																									964,000
Initial conversion price							$ 6.36	$ 6.36																				$ 6.36	$ 6.36	$ 6.36	$ 6.36
Loans to company for working capital							1,800,000	1,200,000
Amount of debt discount	0		144,000						8,860,000																			5,612,000
Forward Investments Loan Fair Value									2,820,000
Consulting fees incurred and outstanding																															1,000,000
Gain on fair value of derivative	$ 20,978,000	$ 16,000		$ 33,593					$ 6,040,000